Accounts Receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, net
Accounts receivable, gross	$ 34,345	$ 12,904
Less: allowance for doubtful accounts	1,644	588
Total Accounts receivable, net	32,701	12,316
Allowance for doubtful accounts	$ 1,030	$ 278	$ 366